Changes in accounting policies - Initial application of IFRS 9 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		$ 27,778
Carrying amount, new		27,778
Difference		0
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Effect of changes in financial policy IFRS 9	$ 64
Non-current derivative financial instruments - assets [Member] | Held for trading [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		1,603
Carrying amount, new		1,603
Difference		0
Non-current financial investments [Member] | Loans and receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		47
Carrying amount, new		47
Difference		0
Non-current financial investments [Member] | Available for sale financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		397
Carrying amount, new		397
Difference		0
Non-current financial investments [Member] | Fair value option [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		2,397
Carrying amount, new		2,397
Difference		0
Prepayments and other financial receivables [Member] | Loans and receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		723
Carrying amount, new		723
Difference		0
Prepayments and other financial receivables [Member] | Non-financial assets [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		188
Carrying amount, new		188
Difference		0
Trade and other receivables [member] | Loans and receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		8,560
Carrying amount, new		8,571
Difference		11
Trade and other receivables [member] | Non-financial assets [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		865
Carrying amount, new		865
Difference		0
Current derivative financial instruments, assets [Member] | Held for trading [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		159
Carrying amount, new		159
Difference		0
Current financial investments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		714
Carrying amount, new		714
Difference		0
Current financial investments [Member] | Held for trading [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		3,649
Carrying amount, new		3,639
Difference		(10)
Current financial investments [Member] | Loans and receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		4,085
Carrying amount, new		4,085
Difference		0
Cash equivalents [Member] | Held for trading [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		381
Carrying amount, new		381
Difference		0
Cash equivalents [Member] | Held for trading [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		1,092
Carrying amount, new		1,091
Difference		(1)
Cash equivalents [Member] | Loans and receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS9 [line items]
Carrying amount, original		2,917
Carrying amount, new		2,917
Difference		$ 0